Supplemental Guarantor And Non-Guarantor Condensed Consolidating Financial Statements Statement of Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Net income	$ 368	[1]	$ 325	[1]	$ 406	[1]	$ 341	[1]	$ 321	[2]	$ 293	[2]	$ 389	[2]	$ 298	[2]	$ 1,440	[1]	$ 1,301	[2]	$ 1,160
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax																	(325)		49		60
Net change in unrecognized (loss) gain on derivative instruments, net of tax (Note 17)																	(80)		(12)		59
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax																	(108)		(33)		(171)
Other comprehensive income (loss)																	(513)		4		(52)
Equity In Other Comprhensive Loss Income of Subsidiaries Net Of Tax																	0		0		0
Comprehensive income																	927		1,305		1,108
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest																	80		93		85
Comprehensive income attributable to Delphi																	847		1,212		1,023
Reportable Legal Entities | Parent
Net income																	1,351		1,212		1,077
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax																	0		0		0
Net change in unrecognized (loss) gain on derivative instruments, net of tax (Note 17)																	0		0		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax																	0		0		0
Other comprehensive income (loss)																	0		0		0
Equity In Other Comprhensive Loss Income of Subsidiaries Net Of Tax																	(504)		0		(54)
Comprehensive income																	847		1,212		1,023
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest																	0		0		0
Comprehensive income attributable to Delphi																	847		1,212		1,023
Reportable Legal Entities | Subsidiary Guarantors
Net income																	1,420		1,323		1,308
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax																	0		0		0
Net change in unrecognized (loss) gain on derivative instruments, net of tax (Note 17)																	0		0		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax																	0		0		0
Other comprehensive income (loss)																	0		0		0
Equity In Other Comprhensive Loss Income of Subsidiaries Net Of Tax																	(573)		(111)		(285)
Comprehensive income																	847		1,212		1,023
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest																	0		0		0
Comprehensive income attributable to Delphi																	847		1,212		1,023
Reportable Legal Entities | Subsidiary Issuer / Guarantor
Net income																	212		219		357
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax																	0		0		0
Net change in unrecognized (loss) gain on derivative instruments, net of tax (Note 17)																	0		0		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax																	0		0		0
Other comprehensive income (loss)																	0		0		0
Equity In Other Comprhensive Loss Income of Subsidiaries Net Of Tax																	(50)		(13)		54
Comprehensive income																	162		206		411
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest																	0		0		0
Comprehensive income attributable to Delphi																	162		206		411
Reportable Legal Entities | Non-Guarantor Subsidiaries
Net income																	1,578		1,485		1,451
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax																	(325)		49		60
Net change in unrecognized (loss) gain on derivative instruments, net of tax (Note 17)																	(80)		(12)		59
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax																	(108)		(33)		(171)
Other comprehensive income (loss)																	(513)		4		(52)
Equity In Other Comprhensive Loss Income of Subsidiaries Net Of Tax																	0		0		0
Comprehensive income																	1,065		1,489		1,399
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest																	80		93		85
Comprehensive income attributable to Delphi																	985		1,396		1,314
Eliminations
Net income																	(3,121)		(2,938)		(3,033)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax																	0		0		0
Net change in unrecognized (loss) gain on derivative instruments, net of tax (Note 17)																	0		0		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax																	0		0		0
Other comprehensive income (loss)																	0		0		0
Equity In Other Comprhensive Loss Income of Subsidiaries Net Of Tax																	1,127		124		285
Comprehensive income																	(1,994)		(2,814)		(2,748)
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest																	0		0		0
Comprehensive income attributable to Delphi																	$ (1,994)		$ (2,814)		$ (2,748)

[1]	In the first quarter of 2014, Delphi recognized a loss on extinguishment of debt of $34 million.
[2]	In the first quarter of 2013, Delphi recognized a loss on debt extinguishment of $39 million